Distribution Date:	08/17/26	BANK 2021-BNK34
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2021-BNK34

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Exchangeable Certificate Factor Detail	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Additional Information	8	Master & Special Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	9		Tom Klump	(703) 302-8080	tklump@ncb.coop
Bond / Collateral Reconciliation - Balances	10		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Current Mortgage Loan and Property Stratification	11-15	Special Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Mortgage Loan Detail (Part 1)	16-17		Executive Vice President - Division Head		NoticeAdmin@midlandls.com
Mortgage Loan Detail (Part 2)	18-19		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	20	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	21		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	22		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	23	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 1	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	25				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	26
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	28
			1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06541JAA9	0.571000%	4,820,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06541JAB7	1.935000%	66,608,000.00	59,755,000.09	0.00	96,354.94	0.00	0.00	96,354.94	59,755,000.09	30.37%	30.00%
A-3	06541JAC5	1.807000%	8,695,000.00	8,695,000.00	0.00	13,093.22	0.00	0.00	13,093.22	8,695,000.00	30.37%	30.00%
A-SB	06541JAD3	2.187000%	7,221,000.00	7,095,576.56	118,640.86	12,931.69	0.00	0.00	131,572.55	6,976,935.70	30.37%	30.00%
A-4	06541JAF8	2.156000%	167,000,000.00	167,000,000.00	0.00	300,043.33	0.00	0.00	300,043.33	167,000,000.00	30.37%	30.00%
A-5	06541JAL5	2.438000%	432,830,000.00	432,830,000.00	0.00	879,366.28	0.00	0.00	879,366.28	432,830,000.00	30.37%	30.00%
AS	06541JAT8	2.572000%	68,718,000.00	68,718,000.00	0.00	147,285.58	0.00	0.00	147,285.58	68,718,000.00	23.28%	23.00%
B	06541JAY7	2.754000%	65,036,000.00	65,036,000.00	0.00	149,257.62	0.00	0.00	149,257.62	65,036,000.00	16.58%	16.38%
C	06541JBD2	3.108000%	38,040,000.00	38,040,000.00	0.00	98,523.60	0.00	0.00	98,523.60	38,040,000.00	12.65%	12.50%
D	06541JBS9	2.500000%	28,223,000.00	28,223,000.00	0.00	58,797.92	0.00	0.00	58,797.92	28,223,000.00	9.74%	9.63%
E	06541JBU4	2.500000%	24,542,000.00	24,542,000.00	0.00	51,129.17	0.00	0.00	51,129.17	24,542,000.00	7.21%	7.13%
F	06541JBW0	2.250000%	26,996,000.00	26,996,000.00	0.00	50,617.50	0.00	0.00	50,617.50	26,996,000.00	4.43%	4.38%
G	06541JBY6	2.250000%	11,044,000.00	11,044,000.00	0.00	20,707.50	0.00	0.00	20,707.50	11,044,000.00	3.29%	3.25%
H*	06541JCA7	2.250000%	31,905,362.00	31,905,362.00	0.00	58,105.40	0.00	0.00	58,105.40	31,905,362.00	0.00%	0.00%
V	06541JCC3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06541JCE9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC312PZ4	3.376062%	51,667,282.25	51,046,312.60	6,244.26	143,522.55	0.00	0.00	149,766.81	51,040,068.34	0.00%	0.00%
Regular SubTotal			1,033,345,644.25	1,020,926,251.25	124,885.12	2,079,736.30	0.00	0.00	2,204,621.42	1,020,801,366.13

X-A	06541JAR2	1.063056%	687,174,000.00	675,375,576.65	0.00	598,301.98	0.00	0.00	598,301.98	675,256,935.79
X-B	06541JAS0	0.616477%	171,794,000.00	171,794,000.00	0.00	88,255.84	0.00	0.00	88,255.84	171,794,000.00
X-D	06541JBJ9	0.876062%	52,765,000.00	52,765,000.00	0.00	38,521.17	0.00	0.00	38,521.17	52,765,000.00
X-F	06541JBL4	1.126062%	26,996,000.00	26,996,000.00	0.00	25,332.64	0.00	0.00	25,332.64	26,996,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	06541JBN0	1.126062%	11,044,000.00	11,044,000.00	0.00	10,363.52	0.00	0.00	10,363.52	11,044,000.00
X-H	06541JBQ3	1.126062%	31,905,362.00	31,905,362.00	0.00	29,939.51	0.00	0.00	29,939.51	31,905,362.00
Notional SubTotal			981,678,362.00	969,879,938.65	0.00	790,714.66	0.00	0.00	790,714.66	969,761,297.79

Deal Distribution Total					124,885.12	2,870,450.96	0.00	0.00	2,995,336.08

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541JAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06541JAB7	897.11446208	0.00000000	1.44659711	0.00000000	0.00000000	0.00000000	0.00000000	1.44659711	897.11446208
A-3	06541JAC5	1,000.00000000	0.00000000	1.50583324	0.00000000	0.00000000	0.00000000	0.00000000	1.50583324	1,000.00000000
A-SB	06541JAD3	982.63073812	16.42997646	1.79084476	0.00000000	0.00000000	0.00000000	0.00000000	18.22082122	966.20076167
A-4	06541JAF8	1,000.00000000	0.00000000	1.79666665	0.00000000	0.00000000	0.00000000	0.00000000	1.79666665	1,000.00000000
A-5	06541JAL5	1,000.00000000	0.00000000	2.03166666	0.00000000	0.00000000	0.00000000	0.00000000	2.03166666	1,000.00000000
AS	06541JAT8	1,000.00000000	0.00000000	2.14333333	0.00000000	0.00000000	0.00000000	0.00000000	2.14333333	1,000.00000000
B	06541JAY7	1,000.00000000	0.00000000	2.29500000	0.00000000	0.00000000	0.00000000	0.00000000	2.29500000	1,000.00000000
C	06541JBD2	1,000.00000000	0.00000000	2.59000000	0.00000000	0.00000000	0.00000000	0.00000000	2.59000000	1,000.00000000
D	06541JBS9	1,000.00000000	0.00000000	2.08333345	0.00000000	0.00000000	0.00000000	0.00000000	2.08333345	1,000.00000000
E	06541JBU4	1,000.00000000	0.00000000	2.08333347	0.00000000	0.00000000	0.00000000	0.00000000	2.08333347	1,000.00000000
F	06541JBW0	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
G	06541JBY6	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
H	06541JCA7	1,000.00000000	0.00000000	1.82117978	0.05382011	1.26665229	0.00000000	0.00000000	1.82117978	1,000.00000000
V	06541JCC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06541JCE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC312PZ4	987.98137578	0.12085521	2.77782271	0.00174927	0.04134028	0.00000000	0.00000000	2.89867792	987.86052057

Notional Certificates
X-A	06541JAR2	982.83051549	0.00000000	0.87067028	0.00000000	0.00000000	0.00000000	0.00000000	0.87067028	982.65786510
X-B	06541JAS0	1,000.00000000	0.00000000	0.51373063	0.00000000	0.00000000	0.00000000	0.00000000	0.51373063	1,000.00000000
X-D	06541JBJ9	1,000.00000000	0.00000000	0.73005155	0.00000000	0.00000000	0.00000000	0.00000000	0.73005155	1,000.00000000
X-F	06541JBL4	1,000.00000000	0.00000000	0.93838495	0.00000000	0.00000000	0.00000000	0.00000000	0.93838495	1,000.00000000
X-G	06541JBN0	1,000.00000000	0.00000000	0.93838464	0.00000000	0.00000000	0.00000000	0.00000000	0.93838464	1,000.00000000
X-H	06541JBQ3	1,000.00000000	0.00000000	0.93838490	0.00000000	0.00000000	0.00000000	0.00000000	0.93838490	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	96,354.94	0.00	96,354.94	0.00	0.00	0.00	96,354.94	0.00
A-3	07/01/26 - 07/30/26	30	0.00	13,093.22	0.00	13,093.22	0.00	0.00	0.00	13,093.22	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	12,931.69	0.00	12,931.69	0.00	0.00	0.00	12,931.69	0.00
A-4	07/01/26 - 07/30/26	30	0.00	300,043.33	0.00	300,043.33	0.00	0.00	0.00	300,043.33	0.00
A-5	07/01/26 - 07/30/26	30	0.00	879,366.28	0.00	879,366.28	0.00	0.00	0.00	879,366.28	0.00
X-A	07/01/26 - 07/30/26	30	0.00	598,301.98	0.00	598,301.98	0.00	0.00	0.00	598,301.98	0.00
X-B	07/01/26 - 07/30/26	30	0.00	88,255.84	0.00	88,255.84	0.00	0.00	0.00	88,255.84	0.00
AS	07/01/26 - 07/30/26	30	0.00	147,285.58	0.00	147,285.58	0.00	0.00	0.00	147,285.58	0.00
B	07/01/26 - 07/30/26	30	0.00	149,257.62	0.00	149,257.62	0.00	0.00	0.00	149,257.62	0.00
C	07/01/26 - 07/30/26	30	0.00	98,523.60	0.00	98,523.60	0.00	0.00	0.00	98,523.60	0.00
X-D	07/01/26 - 07/30/26	30	0.00	38,521.17	0.00	38,521.17	0.00	0.00	0.00	38,521.17	0.00
X-F	07/01/26 - 07/30/26	30	0.00	25,332.64	0.00	25,332.64	0.00	0.00	0.00	25,332.64	0.00
X-G	07/01/26 - 07/30/26	30	0.00	10,363.52	0.00	10,363.52	0.00	0.00	0.00	10,363.52	0.00
X-H	07/01/26 - 07/30/26	30	0.00	29,939.51	0.00	29,939.51	0.00	0.00	0.00	29,939.51	0.00
D	07/01/26 - 07/30/26	30	0.00	58,797.92	0.00	58,797.92	0.00	0.00	0.00	58,797.92	0.00
E	07/01/26 - 07/30/26	30	0.00	51,129.17	0.00	51,129.17	0.00	0.00	0.00	51,129.17	0.00
F	07/01/26 - 07/30/26	30	0.00	50,617.50	0.00	50,617.50	0.00	0.00	0.00	50,617.50	0.00
G	07/01/26 - 07/30/26	30	0.00	20,707.50	0.00	20,707.50	0.00	0.00	0.00	20,707.50	0.00
H	07/01/26 - 07/30/26	30	38,623.43	59,822.55	0.00	59,822.55	1,717.15	0.00	0.00	58,105.40	40,413.00
RR Interest	07/01/26 - 07/30/26	30	2,039.82	143,612.92	0.00	143,612.92	90.38	0.00	0.00	143,522.55	2,135.94
Totals			40,663.25	2,872,258.48	0.00	2,872,258.48	1,807.53	0.00	0.00	2,870,450.96	42,548.94

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-4 (EC)	06541JAF8	2.156000%	167,000,000.00	167,000,000.00	0.00	300,043.33	0.00	0.00	300,043.33	167,000,000.00
A-4-1	06541JAG6	N/A	167,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06541JAH4	N/A	167,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	06541JAJ0	N/A	167,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	06541JAK7	N/A	167,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (EC)	06541JAL5	2.438000%	432,830,000.00	432,830,000.00	0.00	879,366.28	0.00	0.00	879,366.28	432,830,000.00
A-5-1	06541JAM3	N/A	432,830,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	06541JAN1	N/A	432,830,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	06541JAN1	N/A	432,830,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X1	06541JAP6	N/A	432,830,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X2	06541JAQ4	N/A	432,830,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	06541JAT8	2.572000%	68,718,000.00	68,718,000.00	0.00	147,285.58	0.00	0.00	147,285.58	68,718,000.00
A-S-1	06541JAU5	N/A	68,718,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06541JAV3	N/A	68,718,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06541JAW1	N/A	68,718,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06541JAX9	N/A	68,718,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	06541JAY7	2.754000%	65,036,000.00	65,036,000.00	0.00	149,257.62	0.00	0.00	149,257.62	65,036,000.00
B-1	06541JAZ4	N/A	65,036,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06541JBA8	N/A	65,036,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06541JBB6	N/A	65,036,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06541JBC4	N/A	65,036,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	06541JBD2	3.108000%	38,040,000.00	38,040,000.00	0.00	98,523.60	0.00	0.00	98,523.60	38,040,000.00
C-1	06541JBE0	N/A	38,040,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06541JBF7	N/A	38,040,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06541JBG5	N/A	38,040,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06541JBH3	N/A	38,040,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			4,290,950,000.00	771,624,000.00	0.00	1,574,476.41	0.00	0.00	1,574,476.41	771,624,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-4 (EC)	06541JAF8	1,000.00000000	0.00000000	1.79666665	0.00000000	0.00000000	0.00000000	0.00000000	1.79666665	1,000.00000000
A-4-1	06541JAG6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	06541JAH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5 (EC)	06541JAL5	1,000.00000000	0.00000000	2.03166666	0.00000000	0.00000000	0.00000000	0.00000000	2.03166666	1,000.00000000
A-5-1	06541JAM3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-2	06541JAN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S (EC)	06541JAT8	1,000.00000000	0.00000000	2.14333333	0.00000000	0.00000000	0.00000000	0.00000000	2.14333333	1,000.00000000
A-S-1	06541JAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06541JAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B (EC)	06541JAY7	1,000.00000000	0.00000000	2.29500000	0.00000000	0.00000000	0.00000000	0.00000000	2.29500000	1,000.00000000
B-1	06541JAZ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	06541JBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C (EC)	06541JBD2	1,000.00000000	0.00000000	2.59000000	0.00000000	0.00000000	0.00000000	0.00000000	2.59000000	1,000.00000000
C-1	06541JBE0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	06541JBF7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-4-X1	06541JAJ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	06541JAK7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X1	06541JAP6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X2	06541JAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06541JAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06541JAX9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	06541JBB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	06541JBC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	06541JBG5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	06541JBH3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information
Total Available Distribution Amount (1)	2,995,336.08
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,890,530.94	Master Servicing Fee	9,982.23
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,268.32
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	439.57
ARD Interest	0.00	Operating Advisor Fee	1,072.54
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	219.78
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,890,530.94	Total Fees	18,272.43

Principal		Expenses/Reimbursements
Scheduled Principal	124,885.12	Reimbursement for Interest on Advances	17.24
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	1,790.29
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	124,885.12	Total Expenses/Reimbursements	1,807.53

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,870,450.96
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	124,885.12
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,995,336.08
Total Funds Collected	3,015,416.06	Total Funds Distributed	3,015,416.04

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,020,926,251.98	1,020,926,251.98	Beginning Certificate Balance	1,020,926,251.25
(-) Scheduled Principal Collections	124,885.12	124,885.12	(-) Principal Distributions	124,885.12
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,020,801,366.86	1,020,801,366.86	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,021,014,799.80	1,021,014,799.80	Ending Certificate Balance	1,020,801,366.13
Ending Actual Collateral Balance	1,020,904,740.20	1,020,904,740.20

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.73)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.73)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.38%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	1	892,643.63	0.09%	57	3.4100	(1.020000)	1.75 or less	19	73,877,237.95	7.24%	58	3.5204	1.248736
1,000,001 to 2,000,000	10	14,887,135.41	1.46%	58	3.4898	1.159149	1.76 to 2.00	1	40,000,000.00	3.92%	57	3.5500	1.917800
2,000,001 to 3,000,000	5	13,079,832.27	1.28%	58	3.7581	2.154272	2.01 to 2.25	4	93,350,000.00	9.14%	58	3.3629	2.155848
3,000,001 to 4,000,000	2	6,577,431.31	0.64%	57	3.7279	4.456094	2.26 to 2.50	7	114,998,259.14	11.27%	37	3.6933	2.357607
4,000,001 to 5,000,000	2	9,016,536.70	0.88%	57	4.0450	1.825233	2.51 to 2.75	6	208,600,000.00	20.43%	55	3.5040	2.590349
5,000,001 to 6,000,000	2	10,751,648.38	1.05%	57	3.3213	1.547307	2.76 to 3.00	5	75,663,438.46	7.41%	29	3.7022	2.818749
6,000,001 to 7,000,000	5	34,279,572.75	3.36%	58	3.3677	1.682344	3.01 or greater	14	414,312,431.31	40.59%	56	2.9073	4.218675
7,000,001 to 8,000,000	1	7,500,000.00	0.73%	58	3.3420	5.297200	Totals	56	1,020,801,366.86	100.00%	52	3.2879	3.078765
8,000,001 to 9,000,000	1	8,304,060.22	0.81%	58	4.1700	1.622900
9,000,001 to 10,000,000	4	37,543,606.19	3.68%	48	3.5845	3.296557
10,000,001 to 15,000,000	3	36,540,000.00	3.58%	57	3.4006	2.179187
15,000,001 to 20,000,000	6	104,070,000.00	10.19%	57	3.5544	2.851888
20,000,001 to 30,000,000	3	87,008,900.00	8.52%	37	3.6216	2.886645
30,000,001 to 50,000,000	4	162,350,000.00	15.90%	43	3.2839	2.881841
50,000,001 to 70,000,000	4	242,000,000.00	23.71%	55	3.2823	3.237297
70,000,001 to 90,000,000	3	246,000,000.00	24.10%	56	2.8820	3.749432
90,000,001 and Greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	56	1,020,801,366.86	100.00%	52	3.2879	3.078765
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	12,290,000.00	1.20%	57	3.5640	2.285800
							Industrial	2	18,708,606.19	1.83%	39	3.7970	2.567984
California	7	141,337,506.19	13.85%	51	3.3746	2.740789
							Mixed Use	3	60,275,000.00	5.90%	57	3.7686	2.183044
Colorado	3	15,800,000.00	1.55%	57	3.2320	2.844500
							Mobile Home Park	1	2,500,000.00	0.24%	57	4.6950	2.549300
Connecticut	7	8,304,060.22	0.81%	58	4.1700	1.622900
							Multi-Family	31	146,810,880.15	14.38%	58	3.4611	2.009518
Florida	1	2,675,000.00	0.26%	58	4.1000	2.310500
							Office	9	531,150,000.00	52.03%	48	3.0226	3.492447
Georgia	3	18,000,000.00	1.76%	57	3.0210	3.320900
							Other	1	27,108,900.00	2.66%	58	3.5500	2.368600
Indiana	1	4,516,536.70	0.44%	57	4.0500	1.598200
							Retail	8	147,720,549.21	14.47%	58	3.7942	2.710247
Iowa	1	9,035,000.00	0.89%	57	3.2660	4.661000
							Self Storage	14	86,527,431.31	8.48%	58	3.1908	3.680821
Louisiana	5	32,350,000.00	3.17%	58	3.0550	4.032300
							Totals	69	1,020,801,366.86	100.00%	52	3.2879	3.078765
Maryland	1	83,000,000.00	8.13%	58	2.7590	4.036100

Michigan	1	1,703,817.01	0.17%	58	3.7500	0.580000

Mississippi	1	6,709,012.51	0.66%	57	3.8800	1.730100

Montana	1	1,565,937.57	0.15%	58	3.6300	2.396800

Nevada	3	85,700,000.00	8.40%	58	3.5522	2.786916

New York	25	293,998,643.78	28.80%	58	3.5537	2.112571

Ohio	2	53,077,431.31	5.20%	57	2.9716	3.296686

Pennsylvania	1	70,000,000.00	6.86%	(2)	3.6830	2.393000

South Dakota	1	5,338,421.57	0.52%	58	3.6300	2.396800

Tennessee	1	4,500,000.00	0.44%	58	4.0400	2.053100

Texas	1	29,900,000.00	2.93%	58	3.6250	3.393100

Washington, DC	2	141,000,000.00	13.81%	53	2.5538	5.122114

Totals	69	1,020,801,366.86	100.00%	52	3.2879	3.078765

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.000% or less	5	281,000,000.00	27.53%	56	2.6825	4.400437	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.250%	6	145,816,201.10	14.28%	53	3.0778	2.874290	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	21	177,515,722.36	17.39%	58	3.3681	2.508789	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	13	276,567,402.66	27.09%	41	3.6044	2.554772	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	4	96,729,012.51	9.48%	58	3.9104	2.419977	49 months or greater	56	1,020,801,366.86	100.00%	52	3.2879	3.078765
	4.001% to 4.250%	6	40,673,028.23	3.98%	57	4.1545	2.330650	Totals	56	1,020,801,366.86	100.00%	52	3.2879	3.078765
	4.251% to 4.750%	1	2,500,000.00	0.24%	57	4.6950	2.549300
	4.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	1,020,801,366.86	100.00%	52	3.2879	3.078765
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	56	1,020,801,366.86	100.00%	52	3.2879	3.078765	Interest Only	36	947,678,900.00	92.84%	52	3.2604	3.176058
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	1	1,703,817.01	0.17%	58	3.7500	0.580000
	85 to 120 months	0	0.00	0.00%	0	0.0000	0.000000	241 months to 360 months	15	60,504,979.32	5.93%	52	3.6962	1.865897
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	361 months or greater	4	10,913,670.53	1.07%	57	3.3429	1.744569
	Totals	56	1,020,801,366.86	100.00%	52	3.2879	3.078765	Totals	56	1,020,801,366.86	100.00%	52	3.2879	3.078765
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		2	50,000,000.00	4.90%	22	3.5571	2.778000			No outstanding loans in this group
	12 months or less	41	921,290,446.12	90.25%	53	3.2649	3.166613
	13 months or greater	13	49,510,920.74	4.85%	58	3.4435	1.747828
	Totals	56	1,020,801,366.86	100.00%	52	3.2879	3.078765
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310949724	OF	New York	NY	Actual/360	3.368%	232,030.30	0.00	0.00	N/A	06/11/31	--	80,000,000.00	80,000,000.00	08/11/26
1A	310958629				Actual/360	3.368%	58,007.58	0.00	0.00	N/A	06/11/31	--	20,000,000.00	20,000,000.00	08/11/26
2	300802197	OF	Washington	DC	Actual/360	2.537%	181,289.29	0.00	0.00	11/01/30	10/01/33	--	83,000,000.00	83,000,000.00	08/01/26
3	310957767	OF	Frederick	MD	Actual/360	2.759%	197,191.86	0.00	0.00	N/A	06/11/31	--	83,000,000.00	83,000,000.00	08/11/26
4	453012456	OF	Pittsburgh	PA	Actual/360	3.683%	126,857.82	0.00	0.00	N/A	06/01/26	--	40,000,000.00	40,000,000.00	07/01/26
4A	453012458				Actual/360	3.683%	95,143.37	0.00	0.00	N/A	06/01/26	--	30,000,000.00	30,000,000.00	07/01/26
5	2063725	RT	Jamaica	NY	Actual/360	3.920%	216,035.56	0.00	0.00	N/A	06/01/31	--	64,000,000.00	64,000,000.00	08/01/26
6	310956559	OF	Burlingame	CA	Actual/360	3.017%	155,868.00	0.00	0.00	07/06/30	01/06/33	--	60,000,000.00	60,000,000.00	08/06/26
7	300802192	MF	Las Vegas	NV	Actual/360	3.548%	183,313.33	0.00	0.00	N/A	06/01/31	--	60,000,000.00	60,000,000.00	08/01/26
8	300802194	OF	Washington	DC	Actual/360	2.579%	128,781.75	0.00	0.00	05/01/31	02/01/32	--	58,000,000.00	58,000,000.00	08/01/26
9	2063494	OF	Columbus	OH	Actual/360	2.900%	124,861.11	0.00	0.00	N/A	05/05/31	--	50,000,000.00	50,000,000.00	08/05/26
10	453012455	MU	New York	NY	Actual/360	3.550%	122,277.78	0.00	0.00	N/A	05/01/31	--	40,000,000.00	40,000,000.00	08/01/26
11	310957532	SS	Various	LA	Actual/360	3.055%	85,102.97	0.00	0.00	N/A	06/11/31	--	32,350,000.00	32,350,000.00	08/11/26
12	2164013	RT	League City	TX	Actual/360	3.625%	93,333.68	0.00	0.00	N/A	06/01/31	--	29,900,000.00	29,900,000.00	08/01/26
13	300802196	98	San Jose	CA	Actual/360	3.550%	82,870.40	0.00	0.00	N/A	06/01/31	--	27,108,900.00	27,108,900.00	08/01/26
14	310957494	SS	Various	GA	Actual/360	3.021%	46,825.50	0.00	0.00	N/A	05/11/31	--	18,000,000.00	18,000,000.00	08/11/26
15	2063581	MU	New York	NY	Actual/360	4.215%	63,880.67	0.00	0.00	N/A	05/01/31	--	17,600,000.00	17,600,000.00	08/01/26
16	2063315	RT	National City	CA	Actual/360	3.900%	56,319.25	0.00	0.00	N/A	05/01/31	--	16,770,000.00	16,770,000.00	08/01/26
17	300802201	OF	Reno	NV	Actual/360	3.617%	49,522.76	0.00	0.00	N/A	07/01/31	--	15,900,000.00	15,900,000.00	08/01/26
18	410957557	SS	Various	CO	Actual/360	3.232%	43,973.16	0.00	0.00	N/A	05/11/31	--	15,800,000.00	15,800,000.00	08/11/26
19	470125240	MF	New York	NY	Actual/360	3.250%	36,381.94	0.00	0.00	N/A	06/01/31	--	13,000,000.00	13,000,000.00	08/01/26
20	310957866	RT	Mobile	AL	Actual/360	3.564%	37,718.01	0.00	0.00	N/A	05/11/31	--	12,290,000.00	12,290,000.00	08/11/26
21	310955268	OF	Sherman Oaks	CA	Actual/360	3.396%	32,898.75	0.00	0.00	N/A	05/11/31	--	11,250,000.00	11,250,000.00	08/11/26
22	300802189	SS	Sparks	NV	Actual/360	3.473%	29,304.04	0.00	0.00	N/A	06/01/31	--	9,800,000.00	9,800,000.00	08/01/26
23	610957028	IN	Rancho Cordova	CA	Actual/360	3.711%	30,268.96	13,517.05	0.00	N/A	05/11/28	--	9,472,123.24	9,458,606.19	08/11/26
24	310956576	IN	San Diego	CA	Actual/360	3.885%	30,945.10	0.00	0.00	N/A	06/11/31	--	9,250,000.00	9,250,000.00	08/11/26
25	410957434	RT	Davenport	IA	Actual/360	3.266%	25,409.93	0.00	0.00	N/A	05/11/31	--	9,035,000.00	9,035,000.00	08/11/26
26	2164285	MF	New Haven	CT	Actual/360	4.170%	29,862.09	12,140.39	0.00	N/A	06/01/31	--	8,316,200.61	8,304,060.22	12/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	600956869	SS	Brentwood	CA	Actual/360	3.342%	21,583.75	0.00	0.00	N/A	06/11/31	--	7,500,000.00	7,500,000.00	08/11/26
28	470124900	MF	Jamaica	NY	Actual/360	3.190%	18,350.26	14,043.75	0.00	N/A	05/01/31	--	6,680,244.85	6,666,201.10	08/01/26
29	324990029	RT	Hattiesburg	MS	Actual/360	3.880%	22,457.64	12,596.33	0.00	N/A	05/01/31	--	6,721,608.84	6,709,012.51	08/01/26
30	2164110	MF	New York	NY	Actual/360	2.815%	16,968.19	0.00	0.00	N/A	06/01/31	--	7,000,000.00	7,000,000.00	08/01/26
31	470124940	MF	Briarwood	NY	Actual/360	3.340%	20,132.78	0.00	0.00	N/A	06/01/31	--	7,000,000.00	7,000,000.00	08/01/26
32	300802193	MF	Various	Various	Actual/360	3.630%	21,613.10	9,987.94	0.00	N/A	06/01/31	--	6,914,347.08	6,904,359.14	08/01/26
33	470125150	MF	Suffern	NY	Actual/360	3.350%	16,237.16	11,527.79	0.00	N/A	05/01/31	--	5,628,673.34	5,617,145.55	08/01/26
34	470125170	MF	New York	NY	Actual/360	3.290%	14,563.49	6,055.88	0.00	N/A	05/01/31	--	5,140,558.71	5,134,502.83	08/01/26
35	2164271	RT	Merrillville	IN	Actual/360	4.050%	15,780.14	8,234.98	0.00	N/A	05/01/31	--	4,524,771.68	4,516,536.70	08/01/26
37	410957850	RT	Mount Juliet	TN	Actual/360	4.040%	15,655.00	0.00	0.00	N/A	06/11/31	--	4,500,000.00	4,500,000.00	08/11/26
38	470124760	MF	New York	NY	Actual/360	3.370%	10,156.81	0.00	0.00	N/A	05/01/31	--	3,500,000.00	3,500,000.00	08/01/26
39	410957707	SS	New Albany	OH	Actual/360	4.135%	10,974.01	4,553.38	0.00	N/A	05/11/31	--	3,081,984.69	3,077,431.31	08/11/26
40	470125260	MF	New York	NY	Actual/360	3.310%	8,003.90	3,278.46	0.00	N/A	06/01/31	--	2,808,110.73	2,804,832.27	08/01/26
41	470125370	MF	Mineola	NY	Actual/360	3.370%	8,705.83	0.00	0.00	N/A	06/01/31	--	3,000,000.00	3,000,000.00	08/01/26
42	2164403	MU	Jacksonville	FL	Actual/360	4.100%	9,444.24	0.00	0.00	N/A	06/01/31	--	2,675,000.00	2,675,000.00	08/01/26
43	300802188	MH	Lackawanna	NY	Actual/360	4.695%	10,107.29	0.00	0.00	N/A	05/01/31	--	2,500,000.00	2,500,000.00	08/01/26
44	470125610	MF	New York	NY	Actual/360	3.280%	5,555.58	4,055.22	0.00	N/A	06/01/31	--	1,966,963.26	1,962,908.04	08/01/26
46	470125600	MF	Detroit	MI	Actual/360	3.750%	5,524.28	6,926.37	0.00	N/A	06/01/31	--	1,710,743.38	1,703,817.01	08/01/26
47	470125300	MF	Yonkers	NY	Actual/360	3.360%	6,076.00	0.00	0.00	N/A	06/01/31	--	2,100,000.00	2,100,000.00	08/01/26
48	470125400	MF	New York	NY	Actual/360	3.560%	5,671.28	0.00	0.00	N/A	06/01/31	--	1,850,000.00	1,850,000.00	08/01/26
49	470119560	MF	Douglaston	NY	Actual/360	3.510%	4,396.55	2,887.02	0.00	N/A	06/01/31	--	1,454,607.34	1,451,720.32	08/01/26
50	470123880	MF	Yonkers	NY	Actual/360	3.480%	4,500.23	1,678.85	0.00	N/A	06/01/31	--	1,501,746.92	1,500,068.07	08/01/26
51	470124470	MF	Auburndale	NY	Actual/360	3.450%	4,384.76	1,669.51	0.00	N/A	05/01/31	--	1,475,936.87	1,474,267.36	08/01/26
52	470125930	MF	New York	NY	Actual/360	3.500%	4,050.54	2,685.13	0.00	N/A	05/01/31	--	1,343,959.32	1,341,274.19	07/01/26
53	470125830	MF	Brooklyn	NY	Actual/360	3.480%	3,899.40	2,595.57	0.00	N/A	06/01/31	--	1,301,245.60	1,298,650.03	08/01/26
54	470126060	MF	White Plains	NY	Actual/360	3.420%	3,629.93	2,483.20	0.00	N/A	06/01/31	--	1,232,572.26	1,230,089.06	08/01/26
55	470125520	MF	New York	NY	Actual/360	3.460%	3,207.36	2,154.42	0.00	N/A	06/01/31	--	1,076,495.75	1,074,341.33	08/01/26
56	470126170	MF	Brooklyn	NY	Actual/360	3.410%	2,626.48	1,813.88	0.00	N/A	05/01/31	--	894,457.51	892,643.63	08/01/26
Totals							2,890,530.94	124,885.12	0.00				1,020,926,251.98	1,020,801,366.86
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	17,824,756.74	4,048,301.40	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	17,800,866.75	4,393,496.78	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,722,625.20	4,909,858.20	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	21,108,421.46	16,241,570.30	01/01/25	09/30/25	--	0.00	0.00	126,685.60	126,685.60	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	95,014.20	95,014.20	0.00	0.00
5	5,851,150.04	3,350,857.25	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	50,823,261.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,768,124.01	2,830,264.10	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	12,977,669.65	3,312,749.56	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	8,044,970.52	1,990,081.37	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	6,327,765.42	1,660,893.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,195,452.14	2,036,493.58	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,899,031.46	1,973,963.23	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,338,736.40	1,169,368.20	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,807,504.04	928,445.02	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,316,052.53	527,634.19	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,760,449.60	405,925.10	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,056,866.81	1,047,545.02	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,502,585.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	456,144.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,118,810.83	265,112.96	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	986,321.29	335,107.32	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,177,247.52	296,829.22	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,003,568.96	256,799.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	877,778.66	454,281.35	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,458,346.76	371,010.64	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	756,500.82	424,686.19	01/01/25	06/30/25	07/13/26	0.00	7,501.44	41,899.14	328,236.22	135,587.62	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,355,052.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	647,599.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	845,606.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	422,466.00	219,653.67	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	236,260.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	716,505.64	319,476.67	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	499,428.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	400,217.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	488,403.09	124,160.81	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	369,630.00	189,456.12	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	662,524.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	480,905.09	304,840.59	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	384,281.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	71,830.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	268,790.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	297,166.85	153,676.07	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	135,901.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	87,877.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	190,999.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	148,309.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	109,113.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	99,034.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	41,591.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	109,647.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	90,821.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	35,438.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	79,488.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	(54,796.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	192,181,098.28	54,542,536.95				0.00	7,501.44	263,598.94	549,936.02	135,587.62	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	8,304,060.22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.287899%	3.247942%	52
07/17/26	0	0.00	0	0.00	1	8,316,200.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.287941%	3.247979%	53
06/17/26	0	0.00	0	0.00	1	8,329,258.92	0	0.00	0	0.00	0	0.00	0	0.00	1	2,200,000.00	3.287986%	3.248018%	54
05/15/26	0	0.00	0	0.00	1	8,341,309.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.289642%	3.249722%	55
04/17/26	0	0.00	0	0.00	1	8,354,280.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.289677%	3.249751%	56
03/17/26	0	0.00	1	8,366,241.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.289709%	3.249778%	57
02/18/26	0	0.00	0	0.00	1	8,381,061.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.289748%	3.266905%	58
01/16/26	0	0.00	0	0.00	1	8,392,926.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.289781%	3.266930%	59
12/17/25	0	0.00	1	8,404,748.43	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.289813%	3.266955%	60
11/18/25	1	8,417,500.10	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.289847%	3.269037%	61
10/20/25	1	8,429,234.60	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.289879%	3.269064%	62
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.289914%	3.269094%	63
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	453012456	07/01/26	0	5	126,685.60	126,685.60	28,832.31	40,000,000.00	02/19/26	1
4A	453012458	07/01/26	0	5	95,014.20	95,014.20	0.00	30,000,000.00	02/19/26	1
26	2164285	12/01/25	7	6	41,899.14	328,236.22	145,659.80	8,404,748.43	12/04/25	13
52	470125930	07/01/26	0	B	0.00	0.00	0.00	1,343,959.32
Totals					263,598.94	549,936.02	174,492.11	79,748,707.75
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		70,000,000	0	70,000,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		9,458,606	9,458,606	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		740,342,761	732,038,700	8,304,060		0
> 60 Months		201,000,000	201,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	1,020,801,367	1,012,497,307	0	0	8,304,060	0
Jul-26	1,020,926,252	942,610,051	70,000,000	0	8,316,201	0
Jun-26	1,021,058,153	1,012,728,894	0	0	8,329,259	0
May-26	1,023,372,313	1,015,031,004	0	0	8,341,309	0
Apr-26	1,023,478,488	1,015,124,207	0	0	8,354,281	0
Mar-26	1,023,578,576	1,015,212,335	0	8,366,241	0	0
Feb-26	1,023,695,685	1,015,314,623	0	0	8,381,061	0
Jan-26	1,023,795,097	1,015,402,171	0	0	8,392,926	0
Dec-25	1,023,894,199	1,015,489,451	0	8,404,748	0	0
Nov-25	1,023,998,801	1,015,581,301	8,417,500	0	0	0
Oct-25	1,024,097,270	1,015,668,036	8,429,235	0	0	0
Sep-25	1,024,201,261	1,024,201,261	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	453012456	40,000,000.00	40,000,000.00	381,500,000.00	04/08/21	15,468,494.30	2.39300	09/30/25	06/01/26	I/O
4A	453012458	30,000,000.00	30,000,000.00	381,500,000.00	04/08/21	18,473,980.00	2.85000	--	06/01/26	I/O
26	2164285	8,304,060.22	8,404,748.43	15,695,000.01	03/13/26	409,020.19	1.62290	06/30/25	06/01/31	297
Totals		78,304,060.22	78,404,748.43	778,695,000.01		34,351,494.49

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	453012456	OF	PA	02/19/26	1
New transfer as of 2/19/26. Matured 6/1/26. NOD sent to borrower 6/2/26. Occupancy 6/30/26 was 75.8%. Revised appraisal in review. Tenant lease renewal negotiations are ongoing.

4A	453012458	Various	Various	02/19/26	1
New transfer as of 2/19/26. Matured 6/1/26. NOD sent to borrower 6/2/26. Occupancy 6/30/26 was 75.8%. Revised appraisal in review. Tenant lease renewal negotiations are ongoing.

26	2164285	MF	CT	12/04/25	13

08/07/2026 $8.4MM loan secured by 11 multi-family buildings containing 98 units. The loan transferred to special servicing due to payment default. Loan is past-due. Borrower has stated they intend to bring the loan current. Receivership documents have been filed and initial hearing was scheduled in May. May and all subsequent hearings have been rescheduled at Borrower's request due to their unforeseen events. Next hearing is scheduled August 2026. Borrower is requesting settlement and is reportedly working to comply with cash management.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	17.24	0.00	0.00	0.00
26	0.00	0.00	1,790.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	1,790.29	0.00	0.00	0.00	0.00	0.00	17.24	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		1,807.53

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
Risk Retention

Pursuant to the PSA, the Certificate Administrator has made available on www.cts.com <http://ctslink.com>, specifically under the “U.S. Risk Retention SpecialNotices” tab for the BANK 2021-BNK34 transaction, certain information provided to the Certificate

Administrator regarding the Retaining Sponsor’s compliance withcertain specified provisions of the Credit Risk Retention Rules. Investors should refer to the Certificate Administrator’s website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 30 of 30